Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ (29,122,000)
NIBOR | 3.70% Margin
Derivative [Line Items]
Principal Amount	$ 134,000,000	kr 1,000,000,000
Margin (as a percent)	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset (Liability)	$ (18,315,000)
Weighted- Average Remaining Term (Years)	1 year 4 months 24 days
NIBOR | 6.00% Margin
Derivative [Line Items]
Principal Amount	$ 146,500,000	kr 1,200,000,000
Margin (as a percent)	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability)	$ (4,727,000)
Weighted- Average Remaining Term (Years)	2 years 9 months 18 days
NIBOR | 4.60% Margin
Derivative [Line Items]
Principal Amount	$ 102,000,000	kr 850,000,000
Margin (as a percent)	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability)	$ (6,080,000)
Weighted- Average Remaining Term (Years)	4 years 8 months 12 days